Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Utilities Fund	Sep. 29, 2023
Fidelity Advisor Utilities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(1.13%)
Past 5 years	8.82%
Past 10 years	10.17%
Fidelity Advisor Utilities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.17%)
Past 5 years	7.72%
Past 10 years	9.12%
Fidelity Advisor Utilities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.05%
Past 5 years	6.79%
Past 10 years	8.11%
Fidelity Advisor Utilities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.11%
Past 5 years	9.28%
Past 10 years	10.15%
Fidelity Advisor Utilities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	0.94%
Past 5 years	9.02%
Past 10 years	10.11%
Fidelity Advisor Utilities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.16%
Past 5 years	10.41%
Past 10 years	11.13%
Fidelity Advisor Utilities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.29%
Since Inception	9.56%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1528
Average Annual Return:
Past 1 year	1.24%
Past 5 years	9.06%
Past 10 years	11.03%

[1]	AFrom October 2, 2018.